Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss (thousands)(7)	Revenue (thousands)(8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
	Ryan Barretto, PEO	Justyn Howard, Former PEO	Ryan Barretto, PEO	Justyn Howard, Former PEO
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,848,570	$—	$(595,365)	$—	$3,314,632	$(364,664)	$70	$388	$(43,327)	$457,547
2024	$7,545,381	$7,876,635	$(1,824,259)	$(22,956)	$3,971,306	$827,767	$191	$301	$(61,971)	$405,908
2023	—	$7,602,267	—	$8,306,728	$2,978,630	$3,522,098	$383	$221	$(66,427)	$333,643
2022	—	$6,081,400	—	$1,948,074	$2,190,269	$(2,246,263)	$352	$133	$(50,240)	$253,828
2021	—	$5,614,415	—	$11,944,309	$5,684,980	$10,988,143	$565	$207	$(28,702)	$187,859

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Barretto and Howard (each of whom served as our principal executive officer, or “PEO,” during 2024) for each applicable year in the “Total” column of the 2025 Summary Compensation Table. Refer to the section “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table.” For 2025, Mr. Barretto served as our sole PEO and as such, no amount is shown for Mr. Howard in column (b) for 2025. Instead, Mr. Howard’s compensation for 2025 is included as part of the average Non-PEO NEO compensation reported in columns (d) and (e). Mr. Barretto was not our PEO from 2021 to 2023 and as such, no amounts are shown for him in this column for those years. Instead, Mr. Barretto’s compensation for the years 2021 through 2023 is included as part of the average Non-PEO NEO compensation reported in columns (d) and (e).

(3) The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for the Company’s NEOs as a group (excluding: (i) with respect to 2021-2023, Mr. Howard; (ii) with respect to 2024, Messrs. Barretto and Howard; and (iii) with respect to 2025, Mr. Barretto) (the “Non-PEO NEOs”)) in each applicable year in the “Total” column of the Summary Compensation Table. Note that for 2024 only, the value reported in column (d) is not an average because we only had one Non-PEO NEO for that year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts of total compensation in each applicable year are as follows: (i) for 2025, Justyn Howard and Joe Del Preto; (ii) for 2024, Joe Del Preto; (iii) for 2023, Ryan Barretto, Joe Del Preto and Aaron Rankin; and (iv) for 2022 and 2021, Ryan Barretto, Joe Del Preto, Jamie Gilpin and Aaron Rankin.

Peer Group Issuers, Footnote
(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Computer Index, which is the industry peer group used for the performance graph included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 as required under Regulation S-K Item 201(e)(1)(ii).

PEO Total Compensation Amount	$ 3,314,632
PEO Actually Paid Compensation Amount	$ (364,664)
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Barretto and Howard, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to: (i) in the case of 2025 Mr. Barretto; (ii) in the case of 2024, Messrs. Barretto and Howard, and (iii) in the case of 2021 through 2023, Mr. Howard. In accordance with the requirements of
Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barretto’s total compensation for 2025 to determine the compensation actually paid:

PEO	Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
Ryan Barretto	2025	$7,848,570	$6,881,733	$(1,562,203)	$(595,365)

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of 2025; (iii) for awards that were granted and vested in 2025, the fair value as of the vesting date; (iv) for awards granted in any prior year that vested in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in any prior year that failed to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	Year	Year End Fair Value of Equity Awards	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in any Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Change in Fair Value on the Vesting Date of Equity Awards Granted in any Prior Year that Vested in the Year(i)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Ryan Barretto	2025	$3,290,502	$(3,225,271)	$—	$(1,627,433)	$—	$—	$(1,562,203)

Non-PEO NEO Average Total Compensation Amount	$ 3,314,632	$ 3,971,306	$ 2,978,630	$ 2,190,269	$ 5,684,980
Non-PEO NEO Average Compensation Actually Paid Amount	$ (364,664)	827,767	3,522,098	(2,246,263)	10,988,143
Adjustment to Non-PEO NEO Compensation Footnote
(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. Note that for 2024 only, the value reported in column (e) is not an average because we only had one Non-PEO NEO for that year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for our Non-PEO NEOs for 2025 to determine the compensation actually paid, using the same methodology described above in Notes 2(a) and (b):

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,314,632	$2,688,182	$(991,114)	$(364,664)

    (a) The amounts deducted or added in calculating the total 2025 equity award adjustments for our Non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Awards	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in any Prior Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in any Prior Year that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Applicable Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$1,285,355	$(1,500,632)	$—	$(775,836)	$—	$—	$(991,114)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Non-PEO NEOs, on the one hand, and the Company’s cumulative TSR over the five years presented in the table, on the other hand.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Non-PEO NEOs, on the one hand, and the Company’s net loss over the five years presented in the table, on the other hand.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue

The graph below shows the relationship between compensation actually paid to our PEOs and the average compensation actually paid to the Non-PEO NEOs, on the one hand, and the Company’s revenue over the five years presented in the table, on the other hand.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The graph below shows the relationship between the Company’s five-year cumulative TSR and the five-year cumulative TSR of the companies in the Nasdaq Computer Index.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 70	191	383	352	565
Peer Group Total Shareholder Return Amount	388	301	221	133	207
Net Income (Loss)	$ (43,327,000)	$ (61,971,000)	$ (66,427,000)	$ (50,240,000)	$ (28,702,000)
Company Selected Measure Amount	457,547,000	405,908,000	333,643,000	253,828,000	187,859,000
Additional 402(v) Disclosure

(5) Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of a share of the Company’s Class A common stock at the end and the beginning of the measurement period by the price of a share of the Company’s Class A common stock at the beginning of the measurement period.
(7) The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(8) “Revenue” is defined as the Company’s total revenue for the applicable fiscal year, determined in accordance with generally accepted accounting principles and the Company’s audited financial statements. We generate revenue from subscriptions to our social media management platform under a software-as-a-service model. Our subscriptions can range from monthly to one-year or multi-year arrangements and are generally non-cancellable during the contractual subscription term. Subscription revenue is recognized ratably over the contract terms beginning on the date our product is made available to customers, which typically begins on the commencement date of each contract. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Performance Measures

As described in more detail in our “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable “pay-for-performance” and stockholder alignment philosophy. The metrics that the Company uses for our short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
We classify revenue and non-GAAP operating income as financial performance measures.

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive short-term incentive program reflects a variable “pay-for-performance” philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those performance measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. Note that for 2024 only, the “average” values reported for the Non-PEO NEOs do not reflect actual averages as we only had one Non-PEO NEO for that year.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Barretto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,848,570	$ 7,545,381
PEO Actually Paid Compensation Amount	$ (595,365)	(1,824,259)
PEO Name	Barretto
Howard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		7,876,635	$ 7,602,267	$ 6,081,400	$ 5,614,415
PEO Actually Paid Compensation Amount		$ (22,956)	$ 8,306,728	$ 1,948,074	$ 11,944,309
PEO Name	Howard
PEO | Barretto [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,562,203)
PEO | Barretto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,290,502
PEO | Barretto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,225,271)
PEO | Barretto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barretto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,627,433)
PEO | Barretto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barretto [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Barretto [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,881,733)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(991,114)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,285,355
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,632)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(775,836)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,688,182)